Income taxes	12 Months Ended
Dec. 31, 2021
Income taxes
Income taxes

12.   Income taxes

The components of income tax expense (benefit) are as follows:

Year ended December 31	2021	2020	2019
Current:
Kingdom of Lesotho	$—	$—	$—
Republic of Malta	—	—	—
United Kingdom	—	—	—
	$—	$—	$—

A reconciliation of the expected income tax recovery to the actual income tax recovery is as follows:

Deferred tax assets and liabilities have not been recognized for the following:

Year ended December 31	2021	2020	2019
Net loss before income taxes	$(8,131,197)	$(2,300,571)	$(1,394,641)
Statutory income tax rate	26.50%	26.50%	26.50%

Income tax benefit	(2,154,767)	(609,651)	(369,580)
Foreign rate differential	1,227,150	379,594	230,116
Unrecognized loss carryforwards	1,089,449	230,057	139,464
	$—	$—	$—

The Company has reconciled to the average statutory tax rate of the Kingdom of Lesotho (10%), the Republic of Malta (35%) and the United Kingdom (19%).

Deferred tax assets

As at December 31	2021	2020

Net operating loss before carryforwards	$—	$—
Unrecognized loss carryforwards	$—	$—

Deferred tax assets have not been recognized in respect of unutilized tax losses carried forward because it is not probable that future taxable profit will be available against which the Company can use the benefits therefrom